Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Coverage ratios (Detail 1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.22%	0.21%
Total on- and off-balance sheet	$ 538,065	$ 504,016
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	768,640	732,618
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	766,407	730,379
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	405,633	390,027
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	174,400	156,930
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	54,305	46,470
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	14,431	12,226
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	12,694	13,903
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	117,924	132,287
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,041	1,834
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,889	3,272
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	54,334	53,389
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 2,615	$ 2,611
Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.10%
Stage 3 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	22.00%
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.05%
Total on- and off-balance sheet	$ 512,129	$ 479,140
Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	748,015	714,889
Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	745,782	712,651
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	385,493	372,903
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	163,617	147,651
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	50,252	43,112
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	12,594	10,733
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	10,662	12,211
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	117,874	132,196
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,564	1,420
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,873	3,261
Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	53,882	52,829
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 2,422	$ 2,357
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.05%	1.12%
Total on- and off-balance sheet	$ 22,958	$ 22,418
Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	18,475	16,044
Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	18,475	16,044
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	18,131	15,587
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	9,955	8,579
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,038	3,349
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,331	1,189
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,524	1,342
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	438	382
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	12	0
Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	312	413
Lifetime expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 79	$ 128
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	21.57%	22.42%
Total on- and off-balance sheet	$ 2,978	$ 2,458
Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,150	1,685
Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,150	1,685
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,009	1,538
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	828	699
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	15	9
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	506	303
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	508	351
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	50	91
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	39	31
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4	11
Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	141	147
Lifetime expected credit losses | Stage 3 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	114	126
Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	769,696	733,508
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	767,462	731,269
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	406,568	390,810
Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	174,555	157,091
Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	54,351	46,511
Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	14,671	12,356
Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	12,956	14,154
Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	117,946	132,313
Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,083	1,869
Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,008	3,367
Gross carrying amount | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	26,997	23,149
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	54,421	53,475
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,665	2,670
Gross carrying amount | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	409,232	393,480
Gross carrying amount | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	228,906	203,602
Gross carrying amount | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	27,627	26,510
Gross carrying amount | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	152,699	163,368
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	385,666	373,032
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	163,656	147,678
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	50,272	43,129
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	12,628	10,757
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	10,696	12,237
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	117,879	132,205
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,571	1,427
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,881	3,266
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	26,083	22,333
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	53,897	52,846
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,426	2,364
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	388,092	375,396
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	213,928	190,807
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	23,324	22,994
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	150,840	161,595
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	18,316	15,767
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	10,044	8,686
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,063	3,372
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,363	1,204
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,548	1,364
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	449	393
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	12	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	837	748
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	317	419
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	80	130
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	18,396	15,896
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	14,107	12,059
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,911	2,567
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,378	1,270
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,586	2,012
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	856	727
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	16	9
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	680	395
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	712	553
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	67	108
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	63	50
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	115	101
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	77	68
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	206	210
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	159	176
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,744	2,188
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	872	736
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,392	949
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	481	503
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(1,057)	(890)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(1,057)	(890)
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(935)	(783)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (156)	$ (161)
ECL coverage	0.09%	0.10%
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (46)	$ (41)
ECL coverage	0.09%	0.09%
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (241)	$ (130)
ECL coverage	1.64%	1.05%
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (262)	$ (251)
ECL coverage	2.02%	1.77%
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (22)	$ (26)
ECL coverage	0.02%	0.02%
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (42)	$ (36)
ECL coverage	2.00%	1.90%
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (119)	$ (96)
ECL coverage	3.94%	2.85%
Allowance for expected credit loss | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.18%	0.18%
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (87)	$ (86)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (49)	$ (59)
ECL coverage	1.85%	2.21%
Allowance for expected credit loss | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.24%	0.21%
Allowance for expected credit loss | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.09%	0.10%
Allowance for expected credit loss | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.82%	1.44%
Allowance for expected credit loss | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.18%	0.16%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.09%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.08%	0.09%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.48%	0.32%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.47%	0.36%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.00%	0.01%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.87%	0.91%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.25%	0.18%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.11%	0.07%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.20%	0.33%
Allowance for expected credit loss | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.09%	0.08%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.08%	0.09%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.48%	0.34%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.04%	0.03%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (197)	$ (154)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(197)	(154)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(173)	(129)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (39)	$ (27)
ECL coverage	0.02%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (20)	$ (17)
ECL coverage	0.04%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (34)	$ (24)
ECL coverage	0.27%	0.22%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (34)	$ (26)
ECL coverage	0.32%	0.22%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (5)	$ (9)
ECL coverage	0.00%	0.01%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (6)	$ (7)
ECL coverage	0.40%	0.46%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (7)	$ (6)
ECL coverage	0.25%	0.18%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.06%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (16)	$ (17)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (4)	$ (7)
ECL coverage	0.17%	0.28%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.05%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.03%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.29%	0.22%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.03%	0.03%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (217)	$ (199)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(217)	(199)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(185)	(180)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (89)	$ (107)
ECL coverage	0.88%	1.23%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (25)	$ (23)
ECL coverage	0.61%	0.70%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (32)	$ (14)
ECL coverage	2.37%	1.20%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (24)	$ (22)
ECL coverage	1.55%	1.61%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ 0
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (11)	$ (10)
ECL coverage	2.53%	2.56%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ 0
ECL coverage	0.62%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.44%	0.38%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (5)	$ (6)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (1)	$ (2)
ECL coverage	1.22%	1.24%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.01%	1.14%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.81%	1.08%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.93%	1.42%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.17%	1.14%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (643)	$ (537)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(643)	(537)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(577)	(474)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (28)	$ (28)
ECL coverage	3.26%	3.81%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (1)	$ 0
ECL coverage	5.94%	2.32%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (174)	$ (92)
ECL coverage	25.58%	23.25%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (204)	$ (203)
ECL coverage	28.61%	36.64%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (17)	$ (17)
ECL coverage	24.87%	15.80%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (24)	$ (19)
ECL coverage	38.01%	37.79%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (111)	$ (90)
ECL coverage	96.76%	89.01%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	23.79%	37.69%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (66)	$ (63)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (44)	$ (51)
ECL coverage	27.93%	28.70%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	22.63%	23.98%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	3.31%	3.79%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	27.14%	31.06%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	44.62%	40.16%